Fair Value Measurement - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Equity Investments Accounted For Using Fair Value Option [Member]
Fair value measurement with unobservable inputs reconciliation recurring basis asset transfers net	¥ 0	¥ 0
Maximum [Member] | Fair Value, Nonrecurring [Member]
Equity Method Investments			¥ 12,173,000	$ 1,668
Minimum [Member] | Fair Value, Nonrecurring [Member] | Level 3 [Member]
Equity Method Investments	¥ 185,787,000		¥ 100,273,000	$ 13,737